OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Other Liabilities, Current [Abstract]
Other current liabilities

23.	OTHER CURRENT LIABILITIES
Other current liabilities are comprised of the following:

(in thousands of $)	2024	2023
Pre-COD contractual cash flows (note 18.1)	(23,842)	—
Day 1 gain deferred revenue - current portion (1) (note 24)	(12,783)	(12,783)
Deferred revenue	(5,360)	(4,220)
Current portion of operating lease liability (note 13)	(1,587)	(1,462)
Other (2)	(11,693)	(32,485)
Other current liabilities	(55,265)	(50,950)
(1) Current portion of Day 1 gain deferred on initial recognition of the oil and gas derivative instruments embedded in the LTA (note 7). As of December 31, 2024, current portion of the deferred revenue relating to FLNG Hilli’s oil and gas derivative instruments is $10.0 million and $2.8 million, respectively (2023: $10.0 million and $2.8 million).

(2) Included in “Other” as of December 31, 2023, is $30.5 million outstanding balance payable to bp (note 18.1).